Pledged Assets, Collateral Type and Contractual Maturities of Gross Obligations (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Secured Borrowings, Gross Including Not Subject to Master Netting Arrangement [Abstract]
Repurchase Agreements	$ 106,169	$ 97,280
Securities Lending arrangements	4,869	8,968
Total Repurchases and Securities Lending (1)	111,038	106,248
Overnight/Continuous [Member]
Secured Borrowings, Gross Including Not Subject to Master Netting Arrangement [Abstract]
Repurchase Agreements	79,793	86,574
Securities Lending arrangements	4,724	8,669
Total Repurchases and Securities Lending (1)	84,517	95,243
Up to 30 days [Member]
Secured Borrowings, Gross Including Not Subject to Master Netting Arrangement [Abstract]
Repurchase Agreements	17,681	3,244
Securities Lending arrangements	0	0
Total Repurchases and Securities Lending (1)	17,681	3,244
30-90 Days [Member]
Secured Borrowings, Gross Including Not Subject to Master Netting Arrangement [Abstract]
Repurchase Agreements	4,825	2,153
Securities Lending arrangements	145	299
Total Repurchases and Securities Lending (1)	4,970	2,452
Over 90 days [Member]
Secured Borrowings, Gross Including Not Subject to Master Netting Arrangement [Abstract]
Repurchase Agreements	3,870	5,309
Securities Lending arrangements	0	0
Total Repurchases and Securities Lending (1)	3,870	5,309
Securities of U.S. Treasury and federal agencies [Member]
Secured Borrowings, Gross Including Not Subject to Master Netting Arrangement [Abstract]
Repurchase Agreements	48,161	38,408
Securities Lending arrangements	163	222
Securities of U.S. states and political subdivisions [Member]
Secured Borrowings, Gross Including Not Subject to Master Netting Arrangement [Abstract]
Repurchase Agreements	104	159
Federal agency mortgage-backed securities [Member]
Secured Borrowings, Gross Including Not Subject to Master Netting Arrangement [Abstract]
Repurchase Agreements	44,737	47,241
Securities Lending arrangements	0	2
Non-agency mortgage-backed securities [Member]
Secured Borrowings, Gross Including Not Subject to Master Netting Arrangement [Abstract]
Repurchase Agreements	1,818	1,875
Corporate debt securities [Member]
Secured Borrowings, Gross Including Not Subject to Master Netting Arrangement [Abstract]
Repurchase Agreements	7,126	6,191
Securities Lending arrangements	223	389
Asset-backed securities [Member]
Secured Borrowings, Gross Including Not Subject to Master Netting Arrangement [Abstract]
Repurchase Agreements	1,844	2,074
Equity securities [Member]
Secured Borrowings, Gross Including Not Subject to Master Netting Arrangement [Abstract]
Repurchase Agreements	1,674	992
Securities Lending arrangements	4,481	8,349
Other [Member]
Secured Borrowings, Gross Including Not Subject to Master Netting Arrangement [Abstract]
Repurchase Agreements	705	340
Securities Lending arrangements	$ 2	$ 6